Net Income Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options to purchase ordinary shares and restricted share units
Antidilutive securities excluded from computation of earnings per share
Number of shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share	17,525,547	21,959,786	9,826,578